Financial assets, liabilities and financial results (telecom activities) - Net financial debt by currency (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	€ 34,751	€ 35,229	€ 36,397
Financial assets included in the calculation of net financial debt	(10,481)	(11,740)	(10,931)
Net debt by currency before effect of foreign exchange derivatives	24,269
Net financial debt	24,269	€ 23,489	€ 25,466
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	25,267
Financial assets included in the calculation of net financial debt	(9,049)
Net debt by currency before effect of foreign exchange derivatives	16,218
Effect of foreign exchange derivatives	7,233
Net financial debt	23,451
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	3,786
Financial assets included in the calculation of net financial debt	(140)
Net debt by currency before effect of foreign exchange derivatives	3,646
Effect of foreign exchange derivatives	(3,861)
Net financial debt	(215)
United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	3,034
Financial assets included in the calculation of net financial debt	(33)
Net debt by currency before effect of foreign exchange derivatives	3,001
Effect of foreign exchange derivatives	(3,564)
Net financial debt	(564)
Poland, Zlotych
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	7
Financial assets included in the calculation of net financial debt	(63)
Net debt by currency before effect of foreign exchange derivatives	(56)
Effect of foreign exchange derivatives	871
Net financial debt	815
Egypt, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	261
Financial assets included in the calculation of net financial debt	(106)
Net debt by currency before effect of foreign exchange derivatives	155
Net financial debt	155
Jordan, Dinars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	151
Financial assets included in the calculation of net financial debt	(58)
Net debt by currency before effect of foreign exchange derivatives	92
Net financial debt	92
Morocco, Dirhams
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	401
Net debt by currency before effect of foreign exchange derivatives	401
Net financial debt	401
Other Currency [Member]
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	1,845
Financial assets included in the calculation of net financial debt	(1,032)
Net debt by currency before effect of foreign exchange derivatives	813
Effect of foreign exchange derivatives	(678)
Net financial debt	€ 135